Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for credit lossed	$ 883	$ 945	$ 635
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	151,717,882	5,000,000
Common shares, shares issued	137,295,455	78,601,283	2,439,634
Common shares, shares outstanding	137,295,455	78,601,283	2,439,634
Shares Issued, Price Per Share		$ 10
Tailwind Two Acquisition Corp [Member]
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common Class A [Member] | Tailwind Two Acquisition Corp [Member]
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common shares, shares issued		0	0
Common shares, shares outstanding		0	0
Class A Ordinary shares subject to possible redemption | Tailwind Two Acquisition Corp [Member]
Common shares, shares issued		34,500,000
Common shares, shares outstanding		34,500,000
Redeemable convertible preferred stock, par value		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued		34,500,000	0
Redeemable convertible preferred stock, shares outstanding		34,500,000	0
Shares Issued, Price Per Share		$ 10	$ 10
Common Class B [Member] | Tailwind Two Acquisition Corp [Member]
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common shares, shares issued		8,625,000	8,625,000
Common shares, shares outstanding		8,625,000	8,625,000
Redeemable convertible preferred stock [Member]
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		744,130	744,130
Preferred stock, shares issued		396,870	396,870
Preferred stock, shares outstanding		396,870	396,870
Redeemable convertible preferred stock, shares authorized	0	20,526,878
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares issued	0	10,947,686
Redeemable convertible preferred stock, shares outstanding	0	10,947,686